Taxes Payable	12 Months Ended
Dec. 31, 2021
Taxes Payable [Abstract]
Taxes Payable
11. Taxes Payable
The following is a summary of taxes payable as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
VAT payable	3,325	30,582
Withholding individual income taxes for employees	48,692	14,724
Enterprise income taxes payable	2,503	7,656
Others	375	361

Total	54,895	53,323